INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Current tax	¥ 1,179,089		¥ 375,066	¥ 115,790
Deferred tax	(713,106)		91,294	(67,612)
Income tax expense	¥ 465,983	$ 66,934	¥ 466,360	¥ 48,178